Convertible Notes	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible and Non-Recourse Notes
14. Convertible Senior Notes

February 2018 Notes

On February 12, 2014, the Company issued $300.0 million in aggregate principal amount, at par, of the 4.0% Convertible Senior Notes due February 1, 2018 (the “February 2018 Notes”) Notes in an underwritten public offering, for net proceeds of $290.2 million. The February 2018 Notes were due February 1, 2018, and the Company paid interest at 4.0% on the February 2018 Notes semiannually in arrears on February 1 and August 1 of each year, beginning August 1, 2014. A portion of the proceeds from the February 2018 Notes, net of amounts used for purchased call option transactions and provided by the warrant transactions described below, were used to redeem $131.7 million of the Company’s 2.975% Convertible Senior Notes due February 17, 2016.

In accordance with the accounting guidance for convertible debt instruments that may be settled in cash or other assets on conversion, the Company was required to separately account for the liability component of the instrument in a manner that reflected the market interest rate for a similar nonconvertible instrument at the date of issuance. As a result, the Company separated the principal balance of the February 2018 Notes between the fair value of the debt component and the fair value of the common stock conversion feature. Using an assumed borrowing rate of 7.0%, which represented the estimated market interest rate for a similar nonconvertible instrument available to the Company on the date of issuance, the Company recorded a total debt discount of $29.7 million, allocated $19.3 million to additional paid-in capital and allocated $10.4 million to deferred tax liability. The discount was being amortized to interest expense over the term of the February 2018 Notes and increased interest expense during the term of the February 2018 Notes from the 4.0% cash coupon interest rate to an effective interest rate of 6.9%.

In connection with the issuance of the February 2018 Notes, the Company entered into purchased call option transactions with two hedge counterparties. The Company paid an aggregate amount of $31.0 million for the purchased call options with terms substantially similar to the embedded conversion options in the February 2018 Notes. The purchased call options covered, subject to anti-dilution and certain other customary adjustments substantially similar to those in the February 2018 Notes, approximately 13.8 million shares of the Company’s common stock. Outstanding purchased call options expired on February 1, 2018.

In addition, the Company sold to the hedge counterparties warrants exercisable, on a cashless basis, for the sale of rights to receive shares of common stock underlying the February 2018 Notes at a strike price of $10.3610 per share, which represented a premium of approximately 30% over the last reported sale price of the Company’s common stock of $7.97 on February 6, 2014. The Company received an aggregate amount of $11.4 million for the sale from the two counterparties.

The purchased call options and warrants were considered indexed to the Company stock, required net-share settlement and met all criteria for equity classification at inception and in subsequent periods. The purchased call options cost of $31.0 million, less deferred taxes of $10.8 million, and the $11.4 million received for the warrants, were recorded as adjustments to additional paid-in capital.

On November 20, 2015, the Company’s agent initiated the repurchase of $53.6 million in aggregate principal amount of its February 2018 Notes for $43.7 million in cash in four open market transactions. The closing of these transactions occurred on November 30, 2015. It was determined that the repurchase of the principal amount should be accounted for as a partial extinguishment of the February 2018 Notes. As a result, a gain on extinguishment of $6.5 million was recorded at closing of the transaction. The $6.5 million gain on extinguishment included the de-recognition of a proportional share of the original issuance discount of $3.1 million, outstanding deferred issuance costs of $0.9 million and agent fees of $0.1 million. In connection with this repurchase of the February 2018 Notes, the Company unwound a corresponding portion of the purchased call options related to the notes. As a result of this unwinding, the Company received $0.3 million in cash. The payments received have been recorded as an increase to additional paid-in-capital. In addition, the Company unwound a corresponding portion of the warrants issued in connection with the notes for $0.2 million in cash, payable by the Company. The payments have been recorded as a decrease to additional paid-in-capital.

On November 22, 2016, the Company repurchased $120.0 million in aggregate principal amount of its February 2018 Notes for approximately $121.5 million in cash (including $1.5 million of accrued interest) in open market transactions. It was determined that the repurchase of the principal amount be accounted for as an extinguishment. The extinguishment included the de-recognition of a proportional share of the original issuance discount of $4.3 million and outstanding deferred issuance costs of $1.3 million. In connection with the repurchase of the February 2018 Notes, the Company unwound a corresponding portion of the purchased call options. The transaction did not result in any cash payments between the parties. In addition, the Company and the counterparties agreed to unwind a corresponding portion of the warrants, which also did not result in any cash payments between the parties.

On February 1, 2018, upon maturity of the February 2018 Notes, the Company repaid a total cash amount of $129.0 million to the custodian, The Bank of New York Mellon Trust Company, N.A., which was comprised of $126.4 million in principal amount and $2.6 million in accrued interest, to retire the February 2018 Notes.

Interest expense for the February 2018 Notes on the Company’s Consolidated Statements of Operations was as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017

Contractual coupon interest	$—	$422	$5,058
Amortization of debt issuance costs	—	88	1,022
Amortization of debt discount	—	293	3,449
Total	$—	$803	$9,529

December 2021 Notes

On November 22, 2016, the Company issued $150.0 million in aggregate principal amount, at par, of 2.75% Convertible Senior Notes due December 1, 2021 (the “December 2021 Notes”) in an underwritten public offering, for net proceeds of $145.7 million. The December 2021 Notes are due December 1, 2021, and the Company pays interest at 2.75% on the December 2021 Notes semiannually in arrears on June 1 and December 1 of each year, beginning June 1, 2017. A portion of the proceeds from the December 2021 Notes, net of amounts used for the capped call transaction described below, was used to extinguish $120.0 million of the February 2018 Notes.

In September 2019, the Company entered into privately negotiated exchange agreements with certain holders of approximately $86.1 million aggregate principal amount of outstanding December 2021 Notes. The Company exchanged $86.1 million aggregate principal of December 2021 Notes for an identical principal amount of 2.75% Convertible Senior Notes due December 1, 2024 (the “December 2024 Notes”), plus a cash payment of $70.00 for each $1,000 principal amount tendered (“September Exchange Transaction”). See “December 2024 Notes” below. The terms of the remaining December 2021 Notes remained unchanged.

The September Exchange Transaction qualified as a debt extinguishment and the Company recognized a loss on exchange of the convertible notes of $3.9 million, which is included in Non-operating income (expense), net in the Consolidated Statement of Operations for the year ended December 31, 2019.

Upon the occurrence of a fundamental change, as defined in the indenture entered into in connection with the December 2021 Notes (the “December 2021 Notes Indenture”), holders have the option to require the Company to repurchase their December 2021 Notes at a purchase price equal to 100% of the principal, plus accrued interest.

The December 2021 Notes are convertible under any of the following circumstances at any time prior to the close of business on the business day immediately preceding June 1, 2021 (or at any time beginning on June 1, 2021 until the close of business on the second scheduled trading day immediately preceding the stated maturity):

•
During any fiscal quarter (and only during such fiscal quarter) commencing after the fiscal quarter ended June 30, 2017, if the last reported sale price of Company common stock for at least 20 trading days (whether or not consecutive), in the period of 30 consecutive trading days, ending on, and including, the last trading day of the immediately preceding fiscal quarter, exceeds 130% of the conversion price for the notes on each applicable trading day;

•
During the five business-day period immediately after any five consecutive trading-day period, which the Company refers to as the measurement period, in which the trading price per $1,000 principal amount of notes for each trading day of that measurement period was less than 98% of the product of the last reported sale price of Company common stock and the conversion rate for the notes for each such trading day; or

•	Upon the occurrence of specified corporate events as described in the December 2021 Notes Indenture.

The initial conversion rate for the December 2021 Notes is 262.2951 shares of the Company’s common stock per $1,000 principal amount of December 2021 Notes, which is equivalent to an initial conversion price of approximately $3.81 per share of common stock, subject to adjustments upon the occurrence of certain specified events as set forth in the December 2021 Notes Indenture.

In accordance with the accounting guidance for convertible debt instruments that may be settled in cash or other assets on conversion, the Company was required to separately account for the liability component of the instrument in a manner that reflects the market interest rate for a similar nonconvertible instrument at the date of issuance. As a result, the Company separated the principal balance of the December 2021 Notes between the fair value of the debt component with the remainder of the consideration being allocated to the equity component. Using an assumed borrowing rate of 9.5%, which represented the estimated market interest rate for a similar nonconvertible instrument available to the Company on the date of issuance, the Company recorded a debt discount of $4.3 million, allocated $23.8 million to Additional paid-in capital for the conversion feature and allocated $12.8 million to deferred tax liability. The debt discount, including the conversion feature and issuance costs allocated to debt, which remained after amortization and the effect of the September Exchange Transaction, is being amortized to interest expense over the term of the December 2021 Notes and increases interest expense during the term of the December 2021 Notes from the 2.75% cash coupon interest rate to an effective interest rate of 9.7%. As of December 31, 2019, the remaining discount amortization period is 1.9 years.

On December 17, 2019, the Company repurchased $44.8 million in aggregate principal amount of its December 2021 Notes for $39.9 million in cash and 3.5 million shares of its common stock in privately negotiated transactions (the “December Exchange Transaction”). It was determined that the repurchase of the principal amount should be accounted for as a partial extinguishment of the December 2021 Notes. As a result, a loss on extinguishment of $2.5 million was recorded at closing of the transaction. The loss on extinguishment included the de-recognition of a proportional share of the original issuance discount of $0.3 million and outstanding deferred issuance costs of less than $0.1 million.

The carrying value and unamortized discount of the December 2021 Notes were as follows:

(in thousands)	December 31, 2019	December 31, 2018

Principal amount of the December 2021 Notes	$19,170	$150,000
Unamortized discount of liability component	(2,220)	(25,356)
Net carrying value of the December 2021 Notes	$16,950	$124,644

Interest expense for the December 2021 Notes included in the Company’s Consolidated Statements of Operations was as follows:

	Year Ended December 31,
(in thousands)	2019	2018

Contractual coupon interest	$3,390	$4,125
Amortization of debt issuance costs	64	76
Amortization of debt discount	459	542
Amortization of conversion feature	5,973	6,611
Total	$9,886	$11,354

As of December 31, 2019 and 2018, the December 2021 Notes are not convertible.

Capped Call Transaction

In connection with the offering of the December 2021 Notes, the Company entered into a privately-negotiated capped call transaction with an affiliate of the underwriter of such issuance. The aggregate cost of the capped call transaction was $14.4 million. The capped call transaction is generally expected to reduce the potential dilution upon conversion of the December 2021 Notes and/or partially offset any cash payments the Company is required to make in excess of the principal amount of converted December 2021 Notes in the event that the market price per share of the Company’s common stock, as measured under the terms of the capped call transaction, is greater than the strike price of the capped call transaction. This initially corresponds to the approximate $3.81 per share conversion price of the December 2021 Notes and is subject to anti-dilution adjustments substantially similar to those applicable to the conversion rate of the December 2021 Notes. The cap price of the capped call transaction was initially $4.88 per share and is subject to certain adjustments under the terms of the capped call transaction. The Company will not be required to make any cash payments to the option counterparty upon the exercise of the options that are a part of the capped call transaction, but the Company will be entitled to receive from it an aggregate amount of cash and/or number of shares of the Company’s common stock, based on the settlement method election chosen for the related convertible senior notes, with a value equal to the amount by which the market price per share of the Company’s common stock, as measured under the terms of the capped call transaction, is greater than the strike price of the capped call transaction during the relevant valuation period under the capped call transaction, with such number of shares of the Company’s common stock and/or amount of cash subject to the cap price.

The Company evaluated the capped call transaction under authoritative accounting guidance and determined that it should be accounted for as a separate transaction and classified as a net reduction to additional paid-in capital within stockholders’ equity with no recurring fair value measurement recorded.

In connection with the September Exchange Transaction, the Company unwound a portion of the capped call entered into when the December 2021 Notes were issued, as they were no longer scheduled to mature in 2021. This generated proceeds, of which $0.9 million, was paid to the Company. The $0.9 million proceeds from the unwind of the capped call, which reflected the value of the options outstanding at the time of the September Exchange Transaction and the average share price of the Company’s common stock were included as an increase to Additional paid-in capital within stockholders’ equity.

In connection with the December Exchange Transaction, the Company unwound a corresponding portion of the capped call related to the notes and repurchased 1.6 million shares of its common stock from the counterparty. The Company paid the capped call counterparty $3.1 million, representing $5.6 million for the common stock repurchased from the counterparty, net of $2.5 million owed from the counterparty to the Company for unwinding the capped call. The common stock repurchased was reflected as a decrease to Retained earnings within stockholders’ equity. The proceeds from the capped call were included as an increase to Additional paid-in capital within stockholders’ equity.

December 2024 Notes

On September 17, 2019, in connection with the September Exchange Transaction, the Company exchanged $86.1 million aggregate principal of December 2021 Notes for an identical aggregate original principal amount of December 2024 Notes, plus a cash payment of $70.00 for each $1,000 principal amount exchanged, totaling approximately $6.0 million. The December 2024 Notes are due December 1, 2024, and the Company pays interest at 2.75% on the December 2024 Notes semiannually in arrears on June 1 and December 1 of each year, beginning December 1, 2019. The original principal of the December 2024 Notes will accrete at a rate of 2.375% per year (“Accretion Interest”) commencing September 17, 2019 through the maturity of the December 2024 Notes. The accreted principal amount of the December 2024 Notes is payable in cash upon maturity and is included in Other long-term liabilities.

Upon the occurrence of a fundamental change, as defined in the indenture entered into in connection with the December 2024 Notes (the “December 2024 Notes Indenture”), holders have the option to require the Company to repurchase their December 2024 Notes at a purchase price equal to 100% of the accreted principal amount of such December 2024 Notes, plus accrued interest on the original principal amount thereon.

The December 2024 Notes are convertible under any of the following circumstances at any time prior to the close of business on the business day immediately preceding June 1, 2024 (or at any time beginning on June 1, 2024 until the close of business on the second scheduled trading day immediately preceding the stated maturity):

•
During any fiscal quarter (and only during such fiscal quarter) commencing after the fiscal quarter ended December 31, 2019, if the last reported sale price of Company common stock for at least 20 trading days (whether or not consecutive), in the period of 30 consecutive trading days, ending on, and including, the last trading day of the immediately preceding fiscal quarter, exceeds 130% of the conversion price for the notes on each applicable trading day;

•
During the five business-day period immediately after any five consecutive trading-day period, which the Company refers to as the measurement period, in which the trading price per $1,000 original principal amount of notes for each trading day of that measurement period was less than 98% of the product of the last reported sale price of Company common stock and the conversion rate for the notes for each such trading day;

•	Upon the occurrence of specified corporate events or upon a redemption of the notes, in each case as described in the December 2024 Notes Indenture; or

•	On or after June 1, 2024, at the option of the holder prior to the second scheduled trading day preceding December 1, 2024.

In accordance with the terms of the December 2024 Notes Indenture, the Company has the right, but not the obligation, to redeem all or any portion of the December 2024 Notes that is equal to $1,000 original principal amount or an integral multiple of $1,000 prior to their scheduled maturity on a redemption date beginning on or after December 1, 2021 and on or before the 60th scheduled trading day before December 1, 2024, for a cash purchase price equal to the redemption price, but only if the last reported sale price of Company common stock exceeds 128% of the conversion price for the December 2024 Notes on (i) each of at least 20 trading Days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the redemption notice date for such redemption; and (ii) the trading day immediately before such redemption notice date. The redemption price for the December 2024 Notes called for redemption is equal to the then accreted principal amount of such December 2024 Notes plus accrued but unpaid interest on the original principal amount thereon. The calling of any December 2024 Notes for redemption will constitute a make-whole fundamental change with respect to such notes, entitling the holders who convert such December 2024 Notes called for redemption prior to the applicable redemption date to receive an increase in the applicable conversion rate, as described in the December 2024 Notes Indenture.

The initial conversion rate for the December 2024 Notes is 262.2951 shares of the Company’s common stock per $1,000 original principal amount of December 2024 Notes, which is equivalent to an initial conversion price of approximately $3.81 per share of common stock, subject to adjustments upon the occurrence of certain specified events as set forth in the December 2024 Notes Indenture.

In accordance with the accounting guidance for an extinguishment of convertible debt instruments with a cash conversion feature, the Company was required to allocate the fair value of the consideration transferred between the liability component and the equity component. To calculate the fair value of the debt immediately prior to derecognition, the carrying value was recalculated in a manner that reflected the estimated market interest rate for a similar nonconvertible instrument at the date of issuance. Using an assumed borrowing rate of 7.05% the Company calculated the fair value of the debt representing the amount allocated to the liability component of the December 2024 Notes with the remainder of the consideration allocated to the equity conversion feature, to reflect the reacquisition of the embedded conversion option. The conversion feature together with the fees allocated to the debt are accounted for as a debt discount. As a result of the September Exchange Transaction, the Company recorded a total debt discount of $9.4 million, which included the cash conversion feature of $8.1 million and the debt issuance fees of $1.3 million, charged $5.5 million to Additional paid-in capital ($13.5 million charge to Additional paid-in capital representing the reduction to the 2021 equity component, partially offset by the $8.1 million allocated to equity for the 2024 notes) and recorded $1.2 million to deferred tax liability. The net amount charged to Additional paid-in capital represents the difference between the consideration paid for the September Exchange Transaction and the fair value of the convertible debt prior to the extinguishment.

The Accretion Interest and debt discount, including the conversion feature and issuance costs allocated to debt, are being amortized to interest expense over the term of the December 2024 Notes which increases interest expense during the term of the December 2024 Notes from the 2.75% cash coupon interest rate to an effective interest rate of 7.5%. As of December 31, 2019, the remaining discount amortization period is 4.9 years.

On December 17, 2019, in connection with the December Exchange Transaction, the Company repurchased $74.6 million in aggregate principal amount of its December 2024 Notes for $58.0 million in cash and 9.9 million shares of its common stock in privately negotiated transactions. It was determined that the repurchase of the principal amount should be accounted for as a partial extinguishment of the December 2024 Notes. As a result, a loss on extinguishment of $2.1 million was recorded at closing of the transaction. The loss on extinguishment included the de-recognition of a proportional share of the deferred issuance costs of $1.1 million.

The carrying value, accretion and unamortized discount of the December 2024 Notes were as follows:

(in thousands)	December 31, 2019

Principal amount of the December 2024 Notes	$11,500
Unamortized discount of liability component	(1,200)
Net carrying value of the December 2024 Notes	$10,300

Interest expense for the December 2024 Notes included in the Company’s Consolidated Statement of Operations was as follows:

Year Ended
(in thousands)	December 31, 2019

Contractual coupon interest	$598
Accretion Interest on outstanding principal	517
Amortization of debt issuance costs	53
Amortization of conversion feature	350
Total	$1,518

Capped Call Transaction

In connection with the issuance of the December 2024 Notes in the September Exchange Transaction, the Company entered into a privately-negotiated capped call transaction with an affiliate of the underwriter of such issuance. The aggregate cost of the capped call transaction was $4.5 million. The capped call transaction is generally expected to reduce the potential dilution upon conversion of the December 2024 Notes and/or partially offset any cash payments the Company is required to make in excess of the principal amount of converted December 2024 Notes in the event that the market price per share of the Company’s common stock, as measured under the terms of the capped call transaction, is greater than the strike price of the capped call transaction. This initially corresponds to the approximate $3.81 per share conversion price of the December 2024 Notes and is subject to anti-dilution adjustments substantially similar to those applicable to the conversion rate of the December 2024 Notes. The cap price of the capped call transaction was initially $4.88 per share and is subject to certain adjustments under the terms of the capped call transaction. The Company will not be required to make any cash payments to the option counterparty upon the exercise of the options that are a part of the capped call transaction, but the Company will be entitled to receive from it an aggregate amount of cash and/or number of shares of the Company’s common stock, based on the settlement method election chosen for the related convertible senior notes, with a value equal to the amount by which the market price per share of the Company’s common stock, as measured under the terms of the capped call transaction, is greater than the strike price of the capped call transaction during the relevant valuation period under the capped call transaction, with such number of shares of the Company’s common stock and/or amount of cash subject to the cap price.

The Company evaluated the capped call transaction under authoritative accounting guidance and determined that it should be accounted for as a separate transaction and classified as a net reduction to additional paid-in capital within stockholders’ equity with no recurring fair value measurement recorded.

In connection with the December Exchange Transaction, the Company unwound a corresponding portion of the capped call related to the notes and repurchased 1.6 million shares of its common stock from the counterparty. The Company paid the capped call counterparty $1.2 million, representing $5.4 million for the common stock repurchased from the counterparty, net of $4.2 million owed from the counterparty to the Company for unwinding the capped call. The common stock repurchased was reflected as a decrease to Retained earnings within stockholders’ equity. The proceeds from the capped call were included as an increase to Additional paid-in capital within stockholders’ equity.

The Company evaluated the capped call transaction under authoritative accounting guidance and determined that it should be accounted for as separate transaction from the debt as it was entered into with a separate counterparty and does not relate to the same risk. The $4.5 million premium for the capped call was classified as a reduction to Additional paid-in capital within stockholders’ equity and will not be subject to recurring fair value measurement.

As of December 31, 2019, the future minimum principal payments under the December 2021 and December 2024 Notes were:

(in thousands)	December 2021 Notes	December 2024 Notes	Total

2020	$—	$—	$—
2021	19,170	—	19,170
2022	—	—	—
2023	—	—	—
2024	—	11,500	11,500
Thereafter	—	—	—
Total	$19,170	$11,500	$30,670